Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000221654 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	SIMPLE Class
Trading Symbol	EPLMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$67	1.27%
1.	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.27%	[1]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	11.38%	25.15%	10.75%	13.24%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.64%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	14.38%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.42%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	14.07%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,162,774,162
Holdings Count | Holding	108
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments

C000080506 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Investor Class
Trading Symbol	EPLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$69	1.33%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%	[2],[3]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	5.80%	18.81%	9.69%	9.75%
Investor Class Shares - Excluding sales charges		11.37%	25.06%	10.83%	10.37%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.53%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,162,774,162
Holdings Count | Holding	108
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments

C000180195 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class R6
Trading Symbol	EPLDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$38	0.73%
1.	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[4]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	5/8/2017	11.71%	25.83%	11.49%	10.79%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.29%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	10.62%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.03%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	10.42%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,162,774,162
Holdings Count | Holding	108
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments

C000080509 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class I
Trading Symbol	EPLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$38	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[5],[6]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/3/2008	11.71%	25.84%	11.49%	10.97%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.53%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 03, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,162,774,162
Holdings Count | Holding	108
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments

C000080508 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class C
Trading Symbol	EPLKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$109	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.08%	[7],[8]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	9.94%	23.14%	10.01%	9.55%
Class C Shares - Excluding sales charges		10.94%	24.14%	10.01%	9.55%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.53%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,162,774,162
Holdings Count | Holding	108
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments

C000080507 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class A
Trading Symbol	EPLPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$55	1.04%
1.	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[9]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/3/2009	5.38%	18.49%	9.89%	10.01%
Class A Shares - Excluding sales charges		11.51%	25.39%	11.14%	10.64%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.53%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 03, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,162,774,162
Holdings Count | Holding	108
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments

C000080514 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class A
Trading Symbol	EPSPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$58	1.09%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%	[10],[11]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/2/2006	8.99%	25.59%	10.93%	8.84%
Class A Shares - Excluding sales charges		15.33%	32.90%	12.20%	9.45%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Global Equity Yield Composite Index[3]		8.39%	13.12%	7.58%	8.10%
Morningstar Global Large Stock Value Category Average[4]		12.55%	29.05%	10.62%	10.23%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Aug. 02, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 933,561,243
Holdings Count | Holding	116
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$933,561,243%
Total number of portfolio holdings	116%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	7.7%
Pharmaceuticals	7.4%
Banks	6.5%
Insurance	5.7%
Electric Utilities	5.3%
Oil, Gas & Consumable Fuels	5.0%
Diversified Telecommunication Services	4.3%
Chemicals	2.6%
Communications Equipment	2.4%
Other	42.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments

C000080515 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class C
Trading Symbol	EPSKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$98	1.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.84%	[12],[13]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	13.90%	30.93%	11.35%	8.65%
Class C Shares - Excluding sales charges		14.90%	31.93%	11.35%	8.65%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Global Equity Yield Composite Index[3]		8.39%	13.12%	7.58%	8.10%
Morningstar Global Large Stock Value Category Average[4]		12.55%	29.05%	10.62%	10.23%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 933,561,243
Holdings Count | Holding	116
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$933,561,243%
Total number of portfolio holdings	116%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	7.7%
Pharmaceuticals	7.4%
Banks	6.5%
Insurance	5.7%
Electric Utilities	5.3%
Oil, Gas & Consumable Fuels	5.0%
Diversified Telecommunication Services	4.3%
Chemicals	2.6%
Communications Equipment	2.4%
Other	42.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments

C000080516 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class I
Trading Symbol	EPSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$45	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[14],[15]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/27/2005	15.48%	33.22%	12.47%	9.73%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Global Equity Yield Composite Index[3]		8.39%	13.12%	7.58%	8.10%
Morningstar Global Large Stock Value Category Average[4]		12.55%	29.05%	10.62%	10.23%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Dec. 27, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 933,561,243
Holdings Count | Holding	116
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$933,561,243%
Total number of portfolio holdings	116%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	7.7%
Pharmaceuticals	7.4%
Banks	6.5%
Insurance	5.7%
Electric Utilities	5.3%
Oil, Gas & Consumable Fuels	5.0%
Diversified Telecommunication Services	4.3%
Chemicals	2.6%
Communications Equipment	2.4%
Other	42.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments

C000127145 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class R6
Trading Symbol	EPSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$40	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[16],[17]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	15.54%	33.37%	12.58%	9.72%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Global Equity Yield Composite Index[3]		8.39%	13.12%	7.58%	8.10%
Morningstar Global Large Stock Value Category Average[4]		12.55%	29.05%	10.62%	10.23%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 933,561,243
Holdings Count | Holding	116
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$933,561,243%
Total number of portfolio holdings	116%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	7.7%
Pharmaceuticals	7.4%
Banks	6.5%
Insurance	5.7%
Electric Utilities	5.3%
Oil, Gas & Consumable Fuels	5.0%
Diversified Telecommunication Services	4.3%
Chemicals	2.6%
Communications Equipment	2.4%
Other	42.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments

C000080517 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Investor Class
Trading Symbol	EPSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$61	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%	[18],[19]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	9.54%	26.16%	10.98%	8.80%
Investor Class Shares - Excluding sales charges		15.30%	32.80%	12.12%	9.42%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Global Equity Yield Composite Index[3]		8.39%	13.12%	7.58%	8.10%
Morningstar Global Large Stock Value Category Average[4]		12.55%	29.05%	10.62%	10.23%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 933,561,243
Holdings Count | Holding	116
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$933,561,243%
Total number of portfolio holdings	116%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	7.7%
Pharmaceuticals	7.4%
Banks	6.5%
Insurance	5.7%
Electric Utilities	5.3%
Oil, Gas & Consumable Fuels	5.0%
Diversified Telecommunication Services	4.3%
Chemicals	2.6%
Communications Equipment	2.4%
Other	42.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments

C000086335 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Investor Class
Trading Symbol	MMHVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$44	0.88%
1.	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[20]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	3/31/2010	(0.71)%	4.19%	0.22%	2.69%
Investor Class Shares - Excluding sales charges		1.84%	6.86%	1.04%	3.16%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg High Yield Municipal Bond Index[3]		2.24%	5.63%	1.88%	4.22%
High Yield Municipal Bond Composite Index[4]		1.86%	5.92%	1.50%	3.42%
Morningstar High Yield Muni Category Average[5]		1.73%	5.92%	0.78%	2.57%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,546,893,926
Holdings Count | Holding	1,385
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,546,893,926%
Total number of portfolio holdings	1,385%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	11.0%
Illinois	9.1%
California	5.9%
Texas	4.7%
Ohio	4.3%
Wisconsin	4.0%
Pennsylvania	3.8%
Florida	3.5%
Alabama	3.5%
Other	38.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments

C000185918 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class R6
Trading Symbol	MMHEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$28	0.56%
1.	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[21]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	2.08%	7.30%	1.38%	2.47%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.64%
Bloomberg High Yield Municipal Bond Index[3]		2.24%	5.63%	1.88%	2.86%
High Yield Municipal Bond Composite Index[4]		1.86%	5.92%	1.50%	2.39%
Morningstar High Yield Muni Category Average[5]		1.73%	5.92%	0.78%	1.47%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,546,893,926
Holdings Count | Holding	1,385
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,546,893,926%
Total number of portfolio holdings	1,385%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	11.0%
Illinois	9.1%
California	5.9%
Texas	4.7%
Ohio	4.3%
Wisconsin	4.0%
Pennsylvania	3.8%
Florida	3.5%
Alabama	3.5%
Other	38.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments

C000086338 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class I
Trading Symbol	MMHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$31	0.61%
1.	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[22]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	3/31/2010	2.06%	7.14%	1.31%	3.43%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg High Yield Municipal Bond Index[3]		2.24%	5.63%	1.88%	4.22%
High Yield Municipal Bond Composite Index[4]		1.86%	5.92%	1.50%	3.42%
Morningstar High Yield Muni Category Average[5]		1.73%	5.92%	0.78%	2.57%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,546,893,926
Holdings Count | Holding	1,385
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,546,893,926%
Total number of portfolio holdings	1,385%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	11.0%
Illinois	9.1%
California	5.9%
Texas	4.7%
Ohio	4.3%
Wisconsin	4.0%
Pennsylvania	3.8%
Florida	3.5%
Alabama	3.5%
Other	38.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments

C000086337 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class C
Trading Symbol	MMHDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$82	1.63%
1.	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.63%	[23]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	3/31/2010	0.55%	5.08%	0.30%	2.39%
Class C Shares - Excluding sales charges		1.55%	6.08%	0.30%	2.39%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg High Yield Municipal Bond Index[3]		2.24%	5.63%	1.88%	4.22%
High Yield Municipal Bond Composite Index[4]		1.86%	5.92%	1.50%	3.42%
Morningstar High Yield Muni Category Average[5]		1.73%	5.92%	0.78%	2.57%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,546,893,926
Holdings Count | Holding	1,385
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,546,893,926%
Total number of portfolio holdings	1,385%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	11.0%
Illinois	9.1%
California	5.9%
Texas	4.7%
Ohio	4.3%
Wisconsin	4.0%
Pennsylvania	3.8%
Florida	3.5%
Alabama	3.5%
Other	38.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments

C000086336 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class A
Trading Symbol	MMHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$43	0.86%
1.	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[24]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	3/31/2010	(1.13)%	3.67%	0.13%	2.70%
Class A Shares - Excluding sales charges		1.93%	6.88%	1.05%	3.18%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg High Yield Municipal Bond Index[3]		2.24%	5.63%	1.88%	4.22%
High Yield Municipal Bond Composite Index[4]		1.86%	5.92%	1.50%	3.42%
Morningstar High Yield Muni Category Average[5]		1.73%	5.92%	0.78%	2.57%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,546,893,926
Holdings Count | Holding	1,385
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,546,893,926%
Total number of portfolio holdings	1,385%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	11.0%
Illinois	9.1%
California	5.9%
Texas	4.7%
Ohio	4.3%
Wisconsin	4.0%
Pennsylvania	3.8%
Florida	3.5%
Alabama	3.5%
Other	38.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments

C000087296 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Class A
Trading Symbol	ICEVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$62	1.17%
1.	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[25]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/1/2006	7.47%	20.60%	5.39%	6.75%
Class A Shares - Excluding sales charges		13.73%	27.61%	6.59%	7.36%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
Morningstar Foreign Large Blend Category Average[3]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 292,576,551
Holdings Count | Holding	37
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$292,576,551%
Total number of portfolio holdings	37%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	20.4%
Japan	19.4%
France	16.0%
Germany	11.0%
United States	8.4%
Netherlands	6.6%
Sweden	5.2%
Taiwan	4.2%
Republic of Korea	3.5%
Finland	3.4%
Other	1.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments

C000087297 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Class C
Trading Symbol	ICEWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$119	2.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.24%	[26],[27]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/2006	12.14%	25.24%	5.47%	6.25%
Class C Shares - Excluding sales charges		13.14%	26.24%	5.47%	6.25%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
Morningstar Foreign Large Blend Category Average[3]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 292,576,551
Holdings Count | Holding	37
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$292,576,551%
Total number of portfolio holdings	37%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	20.4%
Japan	19.4%
France	16.0%
Germany	11.0%
United States	8.4%
Netherlands	6.6%
Sweden	5.2%
Taiwan	4.2%
Republic of Korea	3.5%
Finland	3.4%
Other	1.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments

C000087298 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Class I
Trading Symbol	ICEUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$49	0.92%
1.	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[28]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/31/1997	13.89%	27.92%	6.88%	7.64%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
Morningstar Foreign Large Blend Category Average[3]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 31, 1997
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 292,576,551
Holdings Count | Holding	37
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$292,576,551%
Total number of portfolio holdings	37%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	20.4%
Japan	19.4%
France	16.0%
Germany	11.0%
United States	8.4%
Netherlands	6.6%
Sweden	5.2%
Taiwan	4.2%
Republic of Korea	3.5%
Finland	3.4%
Other	1.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments

C000087295 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Investor Class
Trading Symbol	ICELX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$79	1.49%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.49%	[29],[30]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	4/29/2008	7.87%	20.84%	5.19%	6.48%
Investor Class Shares - Excluding sales charges		13.54%	27.20%	6.27%	7.08%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
Morningstar Foreign Large Blend Category Average[3]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 29, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 292,576,551
Holdings Count | Holding	37
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$292,576,551%
Total number of portfolio holdings	37%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	20.4%
Japan	19.4%
France	16.0%
Germany	11.0%
United States	8.4%
Netherlands	6.6%
Sweden	5.2%
Taiwan	4.2%
Republic of Korea	3.5%
Finland	3.4%
Other	1.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments

C000221657 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	SIMPLE Class
Trading Symbol	ICERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$77	1.46%
1.	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%	[31]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	13.59%	27.24%	6.19%	8.17%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	11.35%
Morningstar Foreign Large Blend Category Average[3]		10.67%	26.63%	8.20%	10.67%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 292,576,551
Holdings Count | Holding	37
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$292,576,551%
Total number of portfolio holdings	37%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	20.4%
Japan	19.4%
France	16.0%
Germany	11.0%
United States	8.4%
Netherlands	6.6%
Sweden	5.2%
Taiwan	4.2%
Republic of Korea	3.5%
Finland	3.4%
Other	1.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments

C000221659 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	SIMPLE Class
Trading Symbol	MSXMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$37	0.72%
1.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[32]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	5.63%	30.06%	12.21%	14.30%
S&P 500®Index[2]		6.03%	31.05%	13.14%	15.27%
Morningstar Large Blend Category Average[3]		5.78%	27.72%	11.20%	13.39%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,053,879,311
Holdings Count | Holding	509
Investment Company Portfolio Turnover	0.00%	[33]
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,053,879,311%
Total number of portfolio holdings	509%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	16.3%
Interactive Media & Services	8.5%
Software	7.8%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.2%
Banks	3.3%
Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Pharmaceuticals	3.0%
Other	40.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments

C000087312 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	Investor Class
Trading Symbol	MYSPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$36	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[34],[35]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.59%	28.81%	12.12%	14.13%
Investor Class Shares - Excluding sales charges		5.64%	30.12%	12.35%	14.47%
S&P 500®Index[2]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[3]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,053,879,311
Holdings Count | Holding	509
Investment Company Portfolio Turnover	0.00%	[36]
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,053,879,311%
Total number of portfolio holdings	509%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	16.3%
Interactive Media & Services	8.5%
Software	7.8%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.2%
Banks	3.3%
Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Pharmaceuticals	3.0%
Other	40.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments

C000087314 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	Class I
Trading Symbol	MSPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$13	0.25%
1.	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[37]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	5.87%	30.68%	12.84%	14.95%
S&P 500®Index[2]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[3]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,053,879,311
Holdings Count | Holding	509
Investment Company Portfolio Turnover	0.00%	[38]
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,053,879,311%
Total number of portfolio holdings	509%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	16.3%
Interactive Media & Services	8.5%
Software	7.8%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.2%
Banks	3.3%
Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Pharmaceuticals	3.0%
Other	40.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments

C000087313 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	Class A
Trading Symbol	MSXAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$26	0.50%
1.	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[39]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	4.17%	28.41%	12.22%	14.32%
Class A Shares - Excluding sales charges		5.75%	30.37%	12.56%	14.67%
S&P 500®Index[2]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[3]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,053,879,311
Holdings Count | Holding	509
Investment Company Portfolio Turnover	0.00%	[40]
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,053,879,311%
Total number of portfolio holdings	509%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	16.3%
Interactive Media & Services	8.5%
Software	7.8%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.2%
Banks	3.3%
Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Pharmaceuticals	3.0%
Other	40.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments

C000087334 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class A
Trading Symbol	MXFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$48	0.97%
1.	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[41]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/3/2004	(1.80)%	2.24%	4.48%	4.20%
Class A Shares - Excluding sales charges		1.23%	5.40%	5.12%	4.52%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	5.53%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	4.54%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,310,827,768
Holdings Count | Holding	466
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments

C000087336 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class C
Trading Symbol	MXFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$93	1.87%
1.	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%	[42]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/3/2004	(0.20)%	3.47%	4.18%	3.67%
Class C Shares - Excluding sales charges		0.78%	4.45%	4.18%	3.67%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	5.53%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	4.54%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,310,827,768
Holdings Count | Holding	466
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments

C000087337 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class I
Trading Symbol	MXFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$36	0.72%
1.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[43]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/3/2004	1.36%	5.66%	5.38%	4.78%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	5.53%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	4.54%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,310,827,768
Holdings Count | Holding	466
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments

C000185929 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class R6
Trading Symbol	MXFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$32	0.64%
1.	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[44]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2019	1.40%	5.74%	5.45%	5.00%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.81%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	5.61%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	4.43%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,310,827,768
Holdings Count | Holding	466
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments

C000087333 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Investor Class
Trading Symbol	MXFNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$56	1.12%
1.	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[45]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.37)%	2.61%	4.46%	4.13%
Investor Class Shares - Excluding sales charges		1.16%	5.24%	4.99%	4.45%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	5.53%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	4.54%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,310,827,768
Holdings Count | Holding	466
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments

C000221660 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	SIMPLE Class
Trading Symbol	MXFMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$60	1.19%
1.	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[46]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	1.12%	5.15%	4.80%	5.13%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	(0.20)%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	6.60%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	5.49%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,310,827,768
Holdings Count | Holding	466
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments

C000221661 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MCKSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$31	0.60%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[47],[48]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	4.24%	13.51%	3.67%	4.71%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	(0.20)%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	11.35%
Conservative Allocation Composite Index[5]		3.25%	13.83%	4.99%	5.60%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.10%	15.55%	4.32%	5.67%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 363,963,776
Holdings Count | Holding	33
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$363,963,776%
Total number of portfolio holdings	33%
Portfolio turnover rate	21%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	37.7%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.9%

C000087350 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Investor Class
Trading Symbol	MCKNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[49],[50],[51]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.62%	10.63%	3.28%	4.70%
Investor Class Shares - Excluding sales charges		4.23%	13.47%	3.81%	5.30%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Conservative Allocation Composite Index[5]		3.25%	13.83%	4.99%	6.56%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.10%	15.55%	4.32%	5.65%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 363,963,776
Holdings Count | Holding	33
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$363,963,776%
Total number of portfolio holdings	33%
Portfolio turnover rate	21%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	37.7%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.9%

C000087354 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Class I
Trading Symbol	MCKIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$7	0.13%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[52],[53]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	4.51%	14.04%	4.26%	5.75%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Conservative Allocation Composite Index[5]		3.25%	13.83%	4.99%	6.56%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.10%	15.55%	4.32%	5.65%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 363,963,776
Holdings Count | Holding	33
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$363,963,776%
Total number of portfolio holdings	33%
Portfolio turnover rate	21%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	37.7%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.9%

C000087353 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Class C
Trading Symbol	MCKCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$66	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[54],[55],[56]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	2.87%	11.71%	3.04%	4.52%
Class C Shares - Excluding sales charges		3.87%	12.71%	3.04%	4.52%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Conservative Allocation Composite Index[5]		3.25%	13.83%	4.99%	6.56%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.10%	15.55%	4.32%	5.65%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 363,963,776
Holdings Count | Holding	33
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$363,963,776%
Total number of portfolio holdings	33%
Portfolio turnover rate	21%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	37.7%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.9%

C000087351 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Class A
Trading Symbol	MCKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$19	0.38%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[57],[58]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	1.24%	10.36%	3.37%	4.89%
Class A Shares - Excluding sales charges		4.37%	13.77%	4.01%	5.48%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Conservative Allocation Composite Index[5]		3.25%	13.83%	4.99%	6.56%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.10%	15.55%	4.32%	5.65%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 363,963,776
Holdings Count | Holding	33
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$363,963,776%
Total number of portfolio holdings	33%
Portfolio turnover rate	21%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	37.7%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.9%

C000087356 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Class A
Trading Symbol	MMRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$18	0.34%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[59],[60]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	2.40%	14.18%	4.70%	6.62%
Class A Shares - Excluding sales charges		5.57%	17.71%	5.33%	7.23%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Moderate Allocation Composite Index[6]		4.56%	18.93%	7.39%	8.98%
Morningstar Global Moderate Allocation Category Average[7]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 803,896,013
Holdings Count | Holding	35
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$803,896,013%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.0%
Fixed Income Funds	32.0%
Short-Term Investment	9.5%
Other Assets, Less Liabilities	0.5%

C000087358 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Class C
Trading Symbol	MMRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$66	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[61],[62],[63]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	4.19%	15.66%	4.34%	6.23%
Class C Shares - Excluding sales charges		5.19%	16.66%	4.34%	6.23%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Moderate Allocation Composite Index[6]		4.56%	18.93%	7.39%	8.98%
Morningstar Global Moderate Allocation Category Average[7]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 803,896,013
Holdings Count | Holding	35
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$803,896,013%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.0%
Fixed Income Funds	32.0%
Short-Term Investment	9.5%
Other Assets, Less Liabilities	0.5%

C000087359 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Class I
Trading Symbol	MMRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$5	0.09%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[64],[65]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	5.77%	18.06%	5.61%	7.50%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Moderate Allocation Composite Index[6]		4.56%	18.93%	7.39%	8.98%
Morningstar Global Moderate Allocation Category Average[7]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 803,896,013
Holdings Count | Holding	35
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$803,896,013%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.0%
Fixed Income Funds	32.0%
Short-Term Investment	9.5%
Other Assets, Less Liabilities	0.5%

C000087355 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Investor Class
Trading Symbol	MMRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[66],[67],[68]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	2.86%	14.50%	4.60%	6.42%
Investor Class Shares - Excluding sales charges		5.50%	17.44%	5.13%	7.02%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Moderate Allocation Composite Index[6]		4.56%	18.93%	7.39%	8.98%
Morningstar Global Moderate Allocation Category Average[7]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 803,896,013
Holdings Count | Holding	35
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$803,896,013%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.0%
Fixed Income Funds	32.0%
Short-Term Investment	9.5%
Other Assets, Less Liabilities	0.5%

C000221662 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MMRSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$30	0.58%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[69],[70]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	5.44%	17.39%	4.98%	6.68%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.64%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	11.35%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	(0.20)%
Moderate Allocation Composite Index[6]		4.56%	18.93%	7.39%	8.52%
Morningstar Global Moderate Allocation Category Average[7]		8.00%	21.73%	6.49%	8.44%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 803,896,013
Holdings Count | Holding	35
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$803,896,013%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.0%
Fixed Income Funds	32.0%
Short-Term Investment	9.5%
Other Assets, Less Liabilities	0.5%

C000221663 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MGDSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$30	0.58%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[71],[72]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	7.16%	21.71%	6.25%	8.68%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.64%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	11.35%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	(0.20)%
Growth Allocation Composite Index[6]		5.84%	24.17%	9.78%	11.44%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		8.88%	26.19%	7.89%	10.71%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 882,344,939
Holdings Count | Holding	35
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$882,344,939%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.2%
Fixed Income Funds	12.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.5%

C000087360 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Investor Class
Trading Symbol	MGDNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[73],[74],[75]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.52%	18.70%	5.85%	7.83%
Investor Class Shares - Excluding sales charges		7.20%	21.75%	6.39%	8.44%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Growth Allocation Composite Index[6]		5.84%	24.17%	9.78%	11.36%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		8.88%	26.19%	7.89%	9.31%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 882,344,939
Holdings Count | Holding	35
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$882,344,939%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.2%
Fixed Income Funds	12.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.5%

C000087364 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Class I
Trading Symbol	MGDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$5	0.10%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[76],[77]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	7.43%	22.31%	6.87%	8.92%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Growth Allocation Composite Index[6]		5.84%	24.17%	9.78%	11.36%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		8.88%	26.19%	7.89%	9.31%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 882,344,939
Holdings Count | Holding	35
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$882,344,939%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.2%
Fixed Income Funds	12.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.5%

C000087363 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Class C
Trading Symbol	MGDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$67	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[78],[79],[80]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	5.85%	19.89%	5.60%	7.63%
Class C Shares - Excluding sales charges		6.85%	20.89%	5.60%	7.63%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Growth Allocation Composite Index[6]		5.84%	24.17%	9.78%	11.36%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		8.88%	26.19%	7.89%	9.31%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 882,344,939
Holdings Count | Holding	35
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$882,344,939%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.2%
Fixed Income Funds	12.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.5%

C000087361 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Class A
Trading Symbol	MGDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$18	0.35%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[81],[82]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	4.08%	18.32%	5.96%	8.04%
Class A Shares - Excluding sales charges		7.30%	21.98%	6.61%	8.65%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Growth Allocation Composite Index[6]		5.84%	24.17%	9.78%	11.36%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		8.88%	26.19%	7.89%	9.31%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 882,344,939
Holdings Count | Holding	35
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$882,344,939%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.2%
Fixed Income Funds	12.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.5%

C000087366 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Class A
Trading Symbol	MGXAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$19	0.37%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[83],[84]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	5.16%	22.00%	6.63%	9.25%
Class A Shares - Excluding sales charges		8.41%	25.77%	7.28%	9.87%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Equity Allocation Composite Index[5]		7.09%	29.56%	12.15%	13.71%
Morningstar Global Aggressive Allocation Category Average[6]		8.44%	27.23%	8.12%	10.67%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 495,185,732
Holdings Count | Holding	28
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$495,185,732%
Total number of portfolio holdings	28%
Portfolio turnover rate	23%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.3%
Short-Term Investment	3.1%
Other Assets, Less Liabilities	0.6%

C000087368 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Class C
Trading Symbol	MGXCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$67	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[85],[86],[87]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	6.93%	23.63%	6.30%	8.88%
Class C Shares - Excluding sales charges		7.93%	24.63%	6.30%	8.88%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Equity Allocation Composite Index[5]		7.09%	29.56%	12.15%	13.71%
Morningstar Global Aggressive Allocation Category Average[6]		8.44%	27.23%	8.12%	10.67%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 495,185,732
Holdings Count | Holding	28
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$495,185,732%
Total number of portfolio holdings	28%
Portfolio turnover rate	23%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.3%
Short-Term Investment	3.1%
Other Assets, Less Liabilities	0.6%

C000087369 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Class I
Trading Symbol	MGXIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$6	0.11%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[88],[89]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	8.56%	26.11%	7.55%	10.15%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Equity Allocation Composite Index[5]		7.09%	29.56%	12.15%	13.71%
Morningstar Global Aggressive Allocation Category Average[6]		8.44%	27.23%	8.12%	10.67%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 495,185,732
Holdings Count | Holding	28
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$495,185,732%
Total number of portfolio holdings	28%
Portfolio turnover rate	23%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.3%
Short-Term Investment	3.1%
Other Assets, Less Liabilities	0.6%

C000087365 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Investor Class
Trading Symbol	MGXNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$29	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[90],[91],[92]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	5.57%	22.44%	6.55%	9.07%
Investor Class Shares - Excluding sales charges		8.28%	25.58%	7.09%	9.69%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Equity Allocation Composite Index[5]		7.09%	29.56%	12.15%	13.71%
Morningstar Global Aggressive Allocation Category Average[6]		8.44%	27.23%	8.12%	10.67%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 495,185,732
Holdings Count | Holding	28
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$495,185,732%
Total number of portfolio holdings	28%
Portfolio turnover rate	23%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.3%
Short-Term Investment	3.1%
Other Assets, Less Liabilities	0.6%

C000221664 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MGXSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$31	0.59%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[93],[94]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	8.29%	25.50%	6.93%	10.13%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.64%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	11.35%
Equity Allocation Composite Index[5]		7.09%	29.56%	12.15%	14.38%
Morningstar Global Aggressive Allocation Category Average[6]		8.44%	27.23%	8.12%	11.48%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 495,185,732
Holdings Count | Holding	28
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$495,185,732%
Total number of portfolio holdings	28%
Portfolio turnover rate	23%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.3%
Short-Term Investment	3.1%
Other Assets, Less Liabilities	0.6%

C000221665 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	SIMPLE Class
Trading Symbol	MIXMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$49	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[95],[96]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	0.96%	3.05%	1.45%	1.38%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	(0.20)%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		1.34%	3.42%	2.07%	1.87%
Morningstar Short-Term Bond Category Average[4]		1.43%	4.29%	2.37%	2.26%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 81,807,739
Holdings Count | Holding	106
Investment Company Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$81,807,739%
Total number of portfolio holdings	106%
Portfolio turnover rate	210%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	42.9%
Corporate Bonds	33.4%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	6.2%
Other Assets, Less Liabilities	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments

C000087371 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	Investor Class
Trading Symbol	MIXNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$46	0.92%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[97],[98]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	0.48%	2.59%	1.49%	1.55%
Investor Class Shares - Excluding sales charges		0.99%	3.10%	1.59%	1.86%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		1.34%	3.42%	2.07%	2.03%
Morningstar Short-Term Bond Category Average[4]		1.43%	4.29%	2.37%	2.43%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 81,807,739
Holdings Count | Holding	106
Investment Company Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$81,807,739%
Total number of portfolio holdings	106%
Portfolio turnover rate	210%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	42.9%
Corporate Bonds	33.4%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	6.2%
Other Assets, Less Liabilities	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments

C000087370 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	Class I
Trading Symbol	MIXIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$20	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[99],[100]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	1.26%	3.56%	2.11%	2.39%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		1.34%	3.42%	2.07%	2.03%
Morningstar Short-Term Bond Category Average[4]		1.43%	4.29%	2.37%	2.43%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 81,807,739
Holdings Count | Holding	106
Investment Company Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$81,807,739%
Total number of portfolio holdings	106%
Portfolio turnover rate	210%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	42.9%
Corporate Bonds	33.4%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	6.2%
Other Assets, Less Liabilities	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments

C000087372 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	Class A
Trading Symbol	MIXAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$38	0.77%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[101],[102]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(0.04)%	2.16%	1.56%	1.76%
Class A Shares - Excluding sales charges		0.96%	3.19%	1.76%	2.07%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		1.34%	3.42%	2.07%	2.03%
Morningstar Short-Term Bond Category Average[4]		1.43%	4.29%	2.37%	2.43%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 81,807,739
Holdings Count | Holding	106
Investment Company Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$81,807,739%
Total number of portfolio holdings	106%
Portfolio turnover rate	210%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	42.9%
Corporate Bonds	33.4%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	6.2%
Other Assets, Less Liabilities	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments

C000087374 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class A
Trading Symbol	MTMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$36	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[103],[104]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(3.84)%	(0.34)%	(0.20)%	1.79%
Class A Shares - Excluding sales charges		0.69%	4.36%	0.73%	2.26%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	2.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 608,737,362
Holdings Count | Holding	573
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments

C000087376 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class C
Trading Symbol	MTMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$88	1.76%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%	[105],[106]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/2/2004	(0.71)%	2.27%	(0.29)%	1.31%
Class C Shares - Excluding sales charges		0.28%	3.27%	(0.29)%	1.31%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	2.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 608,737,362
Holdings Count | Holding	573
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments

C000087377 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class I
Trading Symbol	MTMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$18	0.35%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[107],[108]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	0.98%	4.76%	1.08%	2.60%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	2.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 608,737,362
Holdings Count | Holding	573
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments

C000127150 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class R6
Trading Symbol	MTRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$18	0.35%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[109],[110]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	12/29/2014	0.99%	4.77%	1.09%	2.63%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	2.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 29, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 608,737,362
Holdings Count | Holding	573
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments

C000087373 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Investor Class
Trading Symbol	MTMNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$50	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[111],[112]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.38)%	(0.01)%	(0.35)%	1.59%
Investor Class Shares - Excluding sales charges		0.65%	4.15%	0.47%	2.06%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	2.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 608,737,362
Holdings Count | Holding	573
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments

C000221666 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	SIMPLE Class
Trading Symbol	MTMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$45	0.90%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[113],[114]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	0.71%	4.16%	0.44%	0.29%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	(0.20)%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	0.46%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 608,737,362
Holdings Count | Holding	573
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments

C000087378 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Investor Class
Trading Symbol	MYTBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$49	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[115],[116]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective May 22, 2018, the Fund changed among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	0.46%	3.32%	1.03%	0.94%
Investor Class Shares - Excluding sales charges		0.97%	3.84%	1.13%	1.04%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg 3-Year Municipal Bond Index[3]		1.24%	4.12%	1.34%	1.61%
Morningstar Muni National Short Category Average[4]		1.23%	3.90%	1.64%	1.56%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,345,913,453
Holdings Count | Holding	415
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,345,913,453%
Total number of portfolio holdings	415%
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	94.6%
Corporate Bonds	1.4%
Closed-End Fund	0.9%
Short-Term Investment	0.7%
Other Assets, Less Liabilities	2.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments

C000195140 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class R6
Trading Symbol	MSTEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$20	0.39%
1.	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[117]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	5/2/2022	1.27%	4.48%	3.14%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.27%
Bloomberg 3-Year Municipal Bond Index[3]		1.24%	4.12%	2.86%
Morningstar Muni National Short Category Average[4]		1.23%	3.90%	2.94%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,345,913,453
Holdings Count | Holding	415
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,345,913,453%
Total number of portfolio holdings	415%
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	94.6%
Corporate Bonds	1.4%
Closed-End Fund	0.9%
Short-Term Investment	0.7%
Other Assets, Less Liabilities	2.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments

C000087380 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class I
Trading Symbol	MSTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$20	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[118],[119]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective May 22, 2018, the Fund changed among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	1.26%	4.36%	1.73%	1.68%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg 3-Year Municipal Bond Index[3]		1.24%	4.12%	1.34%	1.61%
Morningstar Muni National Short Category Average[4]		1.23%	3.90%	1.64%	1.56%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,345,913,453
Holdings Count | Holding	415
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,345,913,453%
Total number of portfolio holdings	415%
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	94.6%
Corporate Bonds	1.4%
Closed-End Fund	0.9%
Short-Term Investment	0.7%
Other Assets, Less Liabilities	2.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments

C000222390 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class A2
Trading Symbol	MSTUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A2	$33	0.67%
1.	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[120]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A2 Shares - Including sales charges	9/30/2020	(0.90)%	2.09%	1.04%	1.09%
Class A2 Shares - Excluding sales charges		1.13%	4.18%	1.45%	1.46%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.22%
Bloomberg 3-Year Municipal Bond Index[3]		1.24%	4.12%	1.34%	1.33%
Morningstar Muni National Short Category Average[4]		1.23%	3.90%	1.64%	1.61%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,345,913,453
Holdings Count | Holding	415
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,345,913,453%
Total number of portfolio holdings	415%
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	94.6%
Corporate Bonds	1.4%
Closed-End Fund	0.9%
Short-Term Investment	0.7%
Other Assets, Less Liabilities	2.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments

C000087379 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class A
Trading Symbol	MSTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$33	0.67%
1.	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[121]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective May 22, 2018, the Fund changed among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	0.12%	3.03%	1.25%	1.30%
Class A Shares - Excluding sales charges		1.13%	4.07%	1.45%	1.40%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg 3-Year Municipal Bond Index[3]		1.24%	4.12%	1.34%	1.61%
Morningstar Muni National Short Category Average[4]		1.23%	3.90%	1.64%	1.56%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,345,913,453
Holdings Count | Holding	415
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,345,913,453%
Total number of portfolio holdings	415%
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	94.6%
Corporate Bonds	1.4%
Closed-End Fund	0.9%
Short-Term Investment	0.7%
Other Assets, Less Liabilities	2.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments

C000087394 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Class A
Trading Symbol	MYITX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$60	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%	[122],[123]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/28/2007	6.64%	29.83%	8.11%	6.20%
Class A Shares - Excluding sales charges		12.85%	37.38%	9.34%	6.80%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
MSCI ACWI® ex USA Index (Net)[3]		12.11%	32.20%	8.38%	9.10%
Morningstar Foreign Large Blend Category Average[4]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 279,735,424
Holdings Count | Holding	223
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$279,735,424%
Total number of portfolio holdings	223%
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments
Top Countries
Japan	13.6%
United Kingdom	11.9%
France	9.4%
Taiwan	7.7%
United States	6.8%
Republic of Korea	6.8%
China	5.9%
Netherlands	4.1%
Germany	3.7%
Australia	3.4%
Other	26.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments

C000087395 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Class C
Trading Symbol	MYICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$119	2.25%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.25%	[124],[125]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/28/2007	11.33%	35.00%	8.13%	5.72%
Class C Shares - Excluding sales charges		12.33%	36.00%	8.13%	5.72%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
MSCI ACWI® ex USA Index (Net)[3]		12.11%	32.20%	8.38%	9.10%
Morningstar Foreign Large Blend Category Average[4]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 279,735,424
Holdings Count | Holding	223
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$279,735,424%
Total number of portfolio holdings	223%
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments
Top Countries
Japan	13.6%
United Kingdom	11.9%
France	9.4%
Taiwan	7.7%
United States	6.8%
Republic of Korea	6.8%
China	5.9%
Netherlands	4.1%
Germany	3.7%
Australia	3.4%
Other	26.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments

C000087396 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Class I
Trading Symbol	MYIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$46	0.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[126],[127]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	9/28/2007	13.00%	37.83%	9.64%	7.08%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
MSCI ACWI® ex USA Index (Net)[3]		12.11%	32.20%	8.38%	9.10%
Morningstar Foreign Large Blend Category Average[4]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 279,735,424
Holdings Count | Holding	223
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$279,735,424%
Total number of portfolio holdings	223%
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments
Top Countries
Japan	13.6%
United Kingdom	11.9%
France	9.4%
Taiwan	7.7%
United States	6.8%
Republic of Korea	6.8%
China	5.9%
Netherlands	4.1%
Germany	3.7%
Australia	3.4%
Other	26.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments

C000087393 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Investor Class
Trading Symbol	MYINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$79	1.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%	[128],[129]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.02%	30.02%	7.83%	5.91%
Investor Class Shares - Excluding sales charges		12.66%	36.87%	8.95%	6.51%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
MSCI ACWI® ex USA Index (Net)[3]		12.11%	32.20%	8.38%	9.10%
Morningstar Foreign Large Blend Category Average[4]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 279,735,424
Holdings Count | Holding	223
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$279,735,424%
Total number of portfolio holdings	223%
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments
Top Countries
Japan	13.6%
United Kingdom	11.9%
France	9.4%
Taiwan	7.7%
United States	6.8%
Republic of Korea	6.8%
China	5.9%
Netherlands	4.1%
Germany	3.7%
Australia	3.4%
Other	26.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments

C000112265 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Investor Class
Trading Symbol	MBINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$68	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%	[130],[131]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.93%	12.06%	4.97%	6.14%
Investor Class Shares - Excluding sales charges		7.62%	14.93%	5.50%	6.74%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.95%	3.67%	1.27%	2.03%
Balanced Composite Index[5]		8.79%	18.51%	6.81%	7.75%
Morningstar Moderate Allocation Category Average[6]		5.24%	18.84%	6.62%	8.55%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 448,301,201
Holdings Count | Holding	193
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$448,301,201%
Total number of portfolio holdings	193%
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.2%
U.S. Government & Federal Agencies	16.8%
Exchange-Traded Funds	8.7%
Corporate Bonds	8.5%
Mortgage-Backed Securities	1.6%
Short-Term Investments	0.9%
Asset-Backed Securities	0.9%
Other Assets, Less Liabilities	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments

C000185940 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class R6
Trading Symbol	MBERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$37	0.72%
1.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[132]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	12/15/2017	7.94%	15.58%	6.12%	6.89%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	13.78%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	10.25%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.95%	3.67%	1.27%	2.24%
Balanced Composite Index[5]		8.79%	18.51%	6.81%	7.31%
Morningstar Moderate Allocation Category Average[6]		5.24%	18.84%	6.62%	7.54%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 448,301,201
Holdings Count | Holding	193
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$448,301,201%
Total number of portfolio holdings	193%
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.2%
U.S. Government & Federal Agencies	16.8%
Exchange-Traded Funds	8.7%
Corporate Bonds	8.5%
Mortgage-Backed Securities	1.6%
Short-Term Investments	0.9%
Asset-Backed Securities	0.9%
Other Assets, Less Liabilities	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments

C000112261 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class I
Trading Symbol	MBAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$42	0.81%
1.	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[133]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/1/1989	7.91%	15.50%	6.04%	7.25%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.95%	3.67%	1.27%	2.03%
Balanced Composite Index[5]		8.79%	18.51%	6.81%	7.75%
Morningstar Moderate Allocation Category Average[6]		5.24%	18.84%	6.62%	8.55%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1989
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 448,301,201
Holdings Count | Holding	193
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$448,301,201%
Total number of portfolio holdings	193%
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.2%
U.S. Government & Federal Agencies	16.8%
Exchange-Traded Funds	8.7%
Corporate Bonds	8.5%
Mortgage-Backed Securities	1.6%
Short-Term Investments	0.9%
Asset-Backed Securities	0.9%
Other Assets, Less Liabilities	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments

C000112260 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class C
Trading Symbol	MBACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$106	2.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.06%	[134],[135]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	6.22%	13.06%	4.71%	5.94%
Class C Shares - Excluding sales charges		7.22%	14.06%	4.71%	5.94%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.95%	3.67%	1.27%	2.03%
Balanced Composite Index[5]		8.79%	18.51%	6.81%	7.75%
Morningstar Moderate Allocation Category Average[6]		5.24%	18.84%	6.62%	8.55%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 30, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 448,301,201
Holdings Count | Holding	193
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$448,301,201%
Total number of portfolio holdings	193%
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.2%
U.S. Government & Federal Agencies	16.8%
Exchange-Traded Funds	8.7%
Corporate Bonds	8.5%
Mortgage-Backed Securities	1.6%
Short-Term Investments	0.9%
Asset-Backed Securities	0.9%
Other Assets, Less Liabilities	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments

C000112258 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class A
Trading Symbol	MBNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$54	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[136],[137]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	4.51%	11.75%	5.13%	6.38%
Class A Shares - Excluding sales charges		7.74%	15.21%	5.77%	6.98%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.95%	3.67%	1.27%	2.03%
Balanced Composite Index[5]		8.79%	18.51%	6.81%	7.75%
Morningstar Moderate Allocation Category Average[6]		5.24%	18.84%	6.62%	8.55%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 448,301,201
Holdings Count | Holding	193
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$448,301,201%
Total number of portfolio holdings	193%
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.2%
U.S. Government & Federal Agencies	16.8%
Exchange-Traded Funds	8.7%
Corporate Bonds	8.5%
Mortgage-Backed Securities	1.6%
Short-Term Investments	0.9%
Asset-Backed Securities	0.9%
Other Assets, Less Liabilities	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments

C000112270 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Class A
Trading Symbol	MOPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$66	1.20%
1.	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%	[138]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	16.74%	40.18%	5.14%	7.64%
Class A Shares - Excluding sales charges		23.53%	48.34%	6.33%	8.25%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 2000®Index[3]		13.63%	44.41%	5.75%	10.98%
Morningstar Small Blend Category Average[4]		14.42%	35.62%	6.59%	10.60%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 323,578,302
Holdings Count | Holding	140
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$323,578,302%
Total number of portfolio holdings	140%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments
Top Industries
Biotechnology	8.8%
Banks	7.8%
Electronic Equipment, Instruments & Components	6.7%
Metals & Mining	5.7%
Semiconductors & Semiconductor Equipment	5.2%
Energy Equipment & Services	4.2%
Construction & Engineering	4.0%
Financial Services	3.9%
Specialty Retail	3.8%
Trading Companies & Distributors	3.8%
Other	46.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments

C000112267 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Class C
Trading Symbol	MOPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$123	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.23%	[139],[140]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	21.91%	45.81%	5.26%	7.15%
Class C Shares - Excluding sales charges		22.91%	46.81%	5.26%	7.15%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 2000®Index[3]		13.63%	44.41%	5.75%	10.98%
Morningstar Small Blend Category Average[4]		14.42%	35.62%	6.59%	10.60%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 30, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 323,578,302
Holdings Count | Holding	140
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$323,578,302%
Total number of portfolio holdings	140%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments
Top Industries
Biotechnology	8.8%
Banks	7.8%
Electronic Equipment, Instruments & Components	6.7%
Metals & Mining	5.7%
Semiconductors & Semiconductor Equipment	5.2%
Energy Equipment & Services	4.2%
Construction & Engineering	4.0%
Financial Services	3.9%
Specialty Retail	3.8%
Trading Companies & Distributors	3.8%
Other	46.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments

C000112268 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Class I
Trading Symbol	MOPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$53	0.95%
1.	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%	[141]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/12/1987	23.66%	48.69%	6.60%	8.52%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 2000®Index[3]		13.63%	44.41%	5.75%	10.98%
Morningstar Small Blend Category Average[4]		14.42%	35.62%	6.59%	10.60%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 12, 1987
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 323,578,302
Holdings Count | Holding	140
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$323,578,302%
Total number of portfolio holdings	140%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments
Top Industries
Biotechnology	8.8%
Banks	7.8%
Electronic Equipment, Instruments & Components	6.7%
Metals & Mining	5.7%
Semiconductors & Semiconductor Equipment	5.2%
Energy Equipment & Services	4.2%
Construction & Engineering	4.0%
Financial Services	3.9%
Specialty Retail	3.8%
Trading Companies & Distributors	3.8%
Other	46.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments

C000112269 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Investor Class
Trading Symbol	MOINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$82	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.48%	[142],[143]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	17.18%	40.55%	4.96%	7.34%
Investor Class Shares - Excluding sales charges		23.35%	47.95%	6.04%	7.95%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 2000®Index[3]		13.63%	44.41%	5.75%	10.98%
Morningstar Small Blend Category Average[4]		14.42%	35.62%	6.59%	10.60%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 323,578,302
Holdings Count | Holding	140
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$323,578,302%
Total number of portfolio holdings	140%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments
Top Industries
Biotechnology	8.8%
Banks	7.8%
Electronic Equipment, Instruments & Components	6.7%
Metals & Mining	5.7%
Semiconductors & Semiconductor Equipment	5.2%
Energy Equipment & Services	4.2%
Construction & Engineering	4.0%
Financial Services	3.9%
Specialty Retail	3.8%
Trading Companies & Distributors	3.8%
Other	46.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments

C000113213 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Investor Class
Trading Symbol	MNOVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$39	0.78%
1.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[144]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	5/14/2012	(0.77)%	3.96%	(0.21)%	1.70%
Investor Class Shares - Excluding sales charges		1.77%	6.62%	0.61%	2.17%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	2.07%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,568,196,950
Holdings Count | Holding	452
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments

C000185944 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class R6
Trading Symbol	MNODX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$24	0.48%
1.	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[145]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	2.03%	7.06%	0.91%	1.79%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.64%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	1.57%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.19%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,568,196,950
Holdings Count | Holding	452
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments

C000113212 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class I
Trading Symbol	MNOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$25	0.50%
1.	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[146]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/14/2012	1.91%	6.92%	0.89%	2.44%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	2.07%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,568,196,950
Holdings Count | Holding	452
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments

C000221672 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class C2
Trading Symbol	MNOLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$59	1.18%
1.	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[147]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	0.68%	5.31%	0.23%	0.83%
Class C2 Shares - Excluding sales charges		1.68%	6.31%	0.23%	0.83%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.21%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	1.32%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.00%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,568,196,950
Holdings Count | Holding	452
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments

C000113211 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class C
Trading Symbol	MNOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$52	1.03%
1.	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[148]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/14/2012	0.65%	5.47%	0.36%	1.91%
Class C Shares - Excluding sales charges		1.64%	6.47%	0.36%	1.91%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	2.07%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,568,196,950
Holdings Count | Holding	452
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments

C000113210 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class A
Trading Symbol	MNOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$38	0.75%
1.	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[149]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/14/2012	(1.27)%	3.57%	(0.29)%	1.72%
Class A Shares - Excluding sales charges		1.79%	6.77%	0.64%	2.19%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	2.07%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,568,196,950
Holdings Count | Holding	452
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments

C000121097 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Class A
Trading Symbol	MDHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$51	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[150],[151]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/17/2012	(0.92)%	3.29%	3.84%	4.46%
Class A Shares - Excluding sales charges		2.15%	6.48%	4.47%	4.78%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		2.58%	8.08%	4.79%	5.41%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,929,531,688
Holdings Count | Holding	455
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,929,531,688%
Total number of portfolio holdings	455%
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	82.0%
Loan Assignments	12.9%
Convertible Bonds	0.4%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments

C000121098 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Class C
Trading Symbol	MDHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$89	1.78%
1.	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%	[152]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/17/2012	0.88%	4.67%	3.65%	3.93%
Class C Shares - Excluding sales charges		1.87%	5.67%	3.65%	3.93%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		2.58%	8.08%	4.79%	5.41%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,929,531,688
Holdings Count | Holding	455
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,929,531,688%
Total number of portfolio holdings	455%
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	82.0%
Loan Assignments	12.9%
Convertible Bonds	0.4%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments

C000121099 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Class I
Trading Symbol	MDHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$39	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[153],[154]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/17/2012	2.38%	6.74%	4.74%	5.04%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		2.58%	8.08%	4.79%	5.41%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,929,531,688
Holdings Count | Holding	455
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,929,531,688%
Total number of portfolio holdings	455%
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	82.0%
Loan Assignments	12.9%
Convertible Bonds	0.4%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments

C000121101 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Investor Class
Trading Symbol	MDHVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$52	1.03%
1.	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[155]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	12/17/2012	(0.31)%	3.79%	3.90%	4.40%
Investor Class Shares - Excluding sales charges		2.25%	6.45%	4.43%	4.72%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		2.58%	8.08%	4.79%	5.41%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,929,531,688
Holdings Count | Holding	455
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,929,531,688%
Total number of portfolio holdings	455%
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	82.0%
Loan Assignments	12.9%
Convertible Bonds	0.4%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments

C000121298 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Investor Class
Trading Symbol	KLGNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$64	1.31%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%	[156],[157]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	1/18/2013	(6.92)%	18.24%	6.44%	12.45%
Investor Class Shares - Excluding sales charges		(2.02)%	24.46%	7.54%	13.09%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
Morningstar Large Growth Category Average[4]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 18, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,034,505,990
Holdings Count | Holding	54
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,034,505,990%
Total number of portfolio holdings	54%
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.1%
Interactive Media & Services	11.3%
Software	11.2%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.3%
Financial Services	4.0%
Capital Markets	4.0%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	21.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments

C000185948 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class R6
Trading Symbol	KLGDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$35	0.71%
1.	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[158]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	4/26/2021	(1.74)%	25.20%	8.18%	7.91%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	11.79%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	13.55%
Morningstar Large Growth Category Average[4]		0.52%	29.03%	10.16%	9.67%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,034,505,990
Holdings Count | Holding	54
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,034,505,990%
Total number of portfolio holdings	54%
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.1%
Interactive Media & Services	11.3%
Software	11.2%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.3%
Financial Services	4.0%
Capital Markets	4.0%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	21.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments

C000121296 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class I
Trading Symbol	KLGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$37	0.76%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[159],[160]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	11/2/2009	(1.76)%	25.16%	8.15%	13.70%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
Morningstar Large Growth Category Average[4]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,034,505,990
Holdings Count | Holding	54
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,034,505,990%
Total number of portfolio holdings	54%
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.1%
Interactive Media & Services	11.3%
Software	11.2%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.3%
Financial Services	4.0%
Capital Markets	4.0%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	21.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments

C000121295 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class C
Trading Symbol	KLGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$101	2.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.06%	[161],[162]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/18/2013	(3.33)%	22.53%	6.73%	12.24%
Class C Shares - Excluding sales charges		(2.39)%	23.53%	6.73%	12.24%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
Morningstar Large Growth Category Average[4]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 18, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,034,505,990
Holdings Count | Holding	54
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,034,505,990%
Total number of portfolio holdings	54%
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.1%
Interactive Media & Services	11.3%
Software	11.2%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.3%
Financial Services	4.0%
Capital Markets	4.0%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	21.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments

C000121293 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class A
Trading Symbol	KLGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$50	1.01%
1.	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[163]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/7/2006	(7.29)%	17.95%	6.63%	12.76%
Class A Shares - Excluding sales charges		(1.89)%	24.81%	7.84%	13.40%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
Morningstar Large Growth Category Average[4]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 07, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,034,505,990
Holdings Count | Holding	54
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,034,505,990%
Total number of portfolio holdings	54%
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.1%
Interactive Media & Services	11.3%
Software	11.2%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.3%
Financial Services	4.0%
Capital Markets	4.0%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	21.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments

C000123763 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class A
Trading Symbol	MSCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$38	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[164],[165]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/2013	(1.51)%	2.66%	(0.48)%	1.65%
Class A Shares - Excluding sales charges		1.54%	5.83%	0.44%	2.12%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	2.11%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	1.89%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,311,331,570
Holdings Count | Holding	382
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments

C000123764 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class C
Trading Symbol	MSCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$52	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[166],[167]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	2/28/2013	0.39%	4.53%	0.14%	1.83%
Class C Shares - Excluding sales charges		1.39%	5.53%	0.14%	1.83%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	2.11%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	1.89%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,311,331,570
Holdings Count | Holding	382
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments

C000221676 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class C2
Trading Symbol	MCAMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C2	$59	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[168],[169]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	0.32%	4.37%	(0.01)%	0.55%
Class C2 Shares - Excluding sales charges		1.32%	5.37%	(0.01)%	0.55%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.21%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	1.07%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	0.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,311,331,570
Holdings Count | Holding	382
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments

C000123765 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class I
Trading Symbol	MCOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$25	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[170],[171]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	2/28/2013	1.66%	6.10%	0.67%	2.37%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	2.11%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	1.89%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,311,331,570
Holdings Count | Holding	382
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments

C000185950 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class R6
Trading Symbol	MSODX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$24	0.48%
1.	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[172]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	1.67%	6.11%	0.71%	1.58%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.64%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	1.54%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	1.17%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,311,331,570
Holdings Count | Holding	382
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments

C000123766 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Investor Class
Trading Symbol	MSCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$39	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[173],[174]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2013	(1.02)%	3.15%	(0.41)%	1.62%
Investor Class Shares - Excluding sales charges		1.52%	5.79%	0.41%	2.09%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	2.11%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	1.89%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,311,331,570
Holdings Count | Holding	382
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments

C000170410 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Investor Class
Trading Symbol	MECVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$71	1.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[175],[176]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/30/2016	(0.07)%	13.66%	7.82%	12.43%
Investor Class Shares - Excluding sales charges		5.19%	19.64%	8.94%	13.08%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.95%
Morningstar Global Large Stock Growth Category Average[3]		1.26%	20.81%	5.91%	11.47%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 133,961,866
Holdings Count | Holding	107
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$133,961,866%
Total number of portfolio holdings	107%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	69.5%
United Kingdom	4.8%
Japan	4.1%
Taiwan	3.5%
Spain	2.2%
Thailand	2.1%
Netherlands	2.0%
France	1.9%
Mexico	1.8%
Switzerland	1.4%
Other	6.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments

C000170409 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Class I
Trading Symbol	MECFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$46	0.90%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[177],[178]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/30/2016	5.50%	20.28%	9.51%	13.63%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.95%
Morningstar Global Large Stock Growth Category Average[3]		1.26%	20.81%	5.91%	11.47%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 133,961,866
Holdings Count | Holding	107
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$133,961,866%
Total number of portfolio holdings	107%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	69.5%
United Kingdom	4.8%
Japan	4.1%
Taiwan	3.5%
Spain	2.2%
Thailand	2.1%
Netherlands	2.0%
France	1.9%
Mexico	1.8%
Switzerland	1.4%
Other	6.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments

C000170408 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Class C
Trading Symbol	MECEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$109	2.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.15%	[179],[180]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2016	3.86%	17.74%	8.13%	12.26%
Class C Shares - Excluding sales charges		4.83%	18.74%	8.13%	12.26%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.95%
Morningstar Global Large Stock Growth Category Average[3]		1.26%	20.81%	5.91%	11.47%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 133,961,866
Holdings Count | Holding	107
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$133,961,866%
Total number of portfolio holdings	107%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	69.5%
United Kingdom	4.8%
Japan	4.1%
Taiwan	3.5%
Spain	2.2%
Thailand	2.1%
Netherlands	2.0%
France	1.9%
Mexico	1.8%
Switzerland	1.4%
Other	6.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments

C000170407 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Class A
Trading Symbol	MECDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$59	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[181],[182]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2016	(0.46)%	13.36%	8.00%	12.71%
Class A Shares - Excluding sales charges		5.33%	19.96%	9.23%	13.36%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.95%
Morningstar Global Large Stock Growth Category Average[3]		1.26%	20.81%	5.91%	11.47%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 133,961,866
Holdings Count | Holding	107
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$133,961,866%
Total number of portfolio holdings	107%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	69.5%
United Kingdom	4.8%
Japan	4.1%
Taiwan	3.5%
Spain	2.2%
Thailand	2.1%
Netherlands	2.0%
France	1.9%
Mexico	1.8%
Switzerland	1.4%
Other	6.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments

C000194050 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	MCYAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$80	1.44%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.44%	[183],[184]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	11/15/2017	15.79%	54.16%	4.05%	6.34%
Class A Shares - Excluding sales charges		22.52%	63.13%	5.24%	7.05%
MSCI Emerging Markets Index (Net)[2]		15.13%	46.68%	6.05%	6.91%
Morningstar Diversified Emerging Markets Category Average[3]		16.82%	46.60%	5.95%	6.68%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 130,120,383
Holdings Count | Holding	120
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$130,120,383%
Total number of portfolio holdings	120%
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments
Top Countries
Taiwan	25.1%
China	22.9%
Republic of Korea	20.3%
India	9.9%
Brazil	5.5%
Turkey	2.6%
Argentina	2.2%
Saudi Arabia	1.3%
Peru	1.3%
South Africa	1.0%
Other	7.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments

C000194051 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	MCYCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$121	2.20%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.20%	[185],[186]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	11/15/2017	20.94%	60.79%	4.31%	6.13%
Class C Shares - Excluding sales charges		21.94%	61.79%	4.31%	6.13%
MSCI Emerging Markets Index (Net)[2]		15.13%	46.68%	6.05%	6.91%
Morningstar Diversified Emerging Markets Category Average[3]		16.82%	46.60%	5.95%	6.68%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 130,120,383
Holdings Count | Holding	120
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$130,120,383%
Total number of portfolio holdings	120%
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments
Top Countries
Taiwan	25.1%
China	22.9%
Republic of Korea	20.3%
India	9.9%
Brazil	5.5%
Turkey	2.6%
Argentina	2.2%
Saudi Arabia	1.3%
Peru	1.3%
South Africa	1.0%
Other	7.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments

C000194052 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	MCYIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$56	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.01%	[187],[188]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	11/15/2017	22.74%	63.85%	5.61%	7.43%
MSCI Emerging Markets Index (Net)[2]		15.13%	46.68%	6.05%	6.91%
Morningstar Diversified Emerging Markets Category Average[3]		16.82%	46.60%	5.95%	6.68%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 130,120,383
Holdings Count | Holding	120
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$130,120,383%
Total number of portfolio holdings	120%
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments
Top Countries
Taiwan	25.1%
China	22.9%
Republic of Korea	20.3%
India	9.9%
Brazil	5.5%
Turkey	2.6%
Argentina	2.2%
Saudi Arabia	1.3%
Peru	1.3%
South Africa	1.0%
Other	7.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments

C000194053 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	MCYSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$56	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.01%	[189],[190]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/15/2017	22.67%	63.71%	5.59%	7.43%
MSCI Emerging Markets Index (Net)[2]		15.13%	46.68%	6.05%	6.91%
Morningstar Diversified Emerging Markets Category Average[3]		16.82%	46.60%	5.95%	6.68%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 130,120,383
Holdings Count | Holding	120
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$130,120,383%
Total number of portfolio holdings	120%
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments
Top Countries
Taiwan	25.1%
China	22.9%
Republic of Korea	20.3%
India	9.9%
Brazil	5.5%
Turkey	2.6%
Argentina	2.2%
Saudi Arabia	1.3%
Peru	1.3%
South Africa	1.0%
Other	7.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments

C000194055 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MCYVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$80	1.45%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.45%	[191],[192]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	11/15/2017	16.34%	54.85%	4.01%	6.20%
Investor Class Shares - Excluding sales charges		22.46%	63.00%	5.09%	6.91%
MSCI Emerging Markets Index (Net)[2]		15.13%	46.68%	6.05%	6.91%
Morningstar Diversified Emerging Markets Category Average[3]		16.82%	46.60%	5.95%	6.68%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 130,120,383
Holdings Count | Holding	120
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$130,120,383%
Total number of portfolio holdings	120%
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments
Top Countries
Taiwan	25.1%
China	22.9%
Republic of Korea	20.3%
India	9.9%
Brazil	5.5%
Turkey	2.6%
Argentina	2.2%
Saudi Arabia	1.3%
Peru	1.3%
South Africa	1.0%
Other	7.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments

C000204698 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI U.S. Government Liquidity Fund
Class Name	Class I
Trading Symbol	MUSXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI U.S. Government Liquidity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nylim.com/mutual-funds/nyli-us-government-liquidity-fund. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	nylim.com/mutual-funds/nyli-us-government-liquidity-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$7	0.14%
1.	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[193]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	7/2/2018	1.79%	3.93%	3.33%	2.56%
Average Lipper U.S. Government Money Market Fund[2]		1.60%	3.53%	3.04%	2.28%
1.	Not annualized.
2.
The Average Lipper U.S. Government Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the U.S. government money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,001,179,928
Holdings Count | Holding	16
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,001,179,928
Total number of portfolio holdings	16

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
U.S. Treasury Debt	100.3%
Other Assets, Less Liabilities	(0.3)%

C000212404 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class A
Trading Symbol	MTFDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.72%
1.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[194]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the graph and table prior to this date reflects the Fund’s prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/28/2019	(1.48)%	3.16%	0.50%	1.56%
Class A Shares - Excluding sales charges		1.57%	6.35%	1.43%	2.25%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.82%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	1.90%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	0.98%	1.72%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,648,517,542
Holdings Count | Holding	1,353
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments

C000212407 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class C
Trading Symbol	MTFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$51	1.01%
1.	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[195]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the graph and table prior to this date reflects the Fund’s prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/28/2019	0.33%	4.94%	1.04%	1.84%
Class C Shares - Excluding sales charges		1.33%	5.94%	1.04%	1.84%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.82%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	1.90%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	0.98%	1.72%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,648,517,542
Holdings Count | Holding	1,353
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments

C000240253 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class C2
Trading Symbol	MTFMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$58	1.16%
1.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[196]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class C2 Shares - Including sales charges	12/13/2022	0.36%	4.89%	3.38%
Class C2 Shares - Excluding sales charges		1.36%	5.89%	3.38%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.49%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.34%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	3.51%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,648,517,542
Holdings Count | Holding	1,353
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments

C000212406 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class I
Trading Symbol	MTFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$24	0.47%
1.	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[197]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the graph and table prior to this date reflects the Fund’s prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/28/2019	1.59%	6.52%	1.67%	2.47%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.82%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	1.90%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	0.98%	1.72%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,648,517,542
Holdings Count | Holding	1,353
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments

C000212401 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class R6
Trading Symbol	MTFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$22	0.44%
1.	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[198]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the graph and table prior to this date reflects the Fund’s prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	6/28/2019	1.72%	6.56%	1.70%	2.50%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.82%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	1.90%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	0.98%	1.72%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,648,517,542
Holdings Count | Holding	1,353
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments

C000250195 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class Z
Trading Symbol	MTFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$31	0.62%
1.	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[199]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class Z Shares	7/19/2024	1.62%	6.46%	3.67%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.65%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	3.37%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,648,517,542
Holdings Count | Holding	1,353
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments

C000212403 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Investor Class
Trading Symbol	MTFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$38	0.76%
1.	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[200]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the graph and table prior to this date reflects the Fund’s prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/28/2019	(0.98)%	3.65%	0.52%	1.43%
Investor Class Shares - Excluding sales charges		1.56%	6.31%	1.34%	2.11%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.82%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	1.90%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	0.98%	1.72%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,648,517,542
Holdings Count | Holding	1,353
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments

C000242887 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class R6
Trading Symbol	APSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$41	0.82%
1.	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[201]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	7/24/2023	1.69%	18.05%	6.31%
Russell 3000®Index[2]		6.11%	31.01%	19.16%
Russell 2500TM Growth Index[3]		6.54%	35.11%	12.98%
Morningstar Mid Cap Growth Category Average[4]		1.83%	20.57%	12.74%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 232,313,208
Holdings Count | Holding	75
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$232,313,208%
Total number of portfolio holdings	75%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments
Top Industries
Biotechnology	15.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	6.8%
Construction & Engineering	5.9%
Machinery	5.4%
Specialty Retail	5.0%
Banks	4.2%
Capital Markets	4.2%
Building Products	4.2%
Other	28.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments

C000242886 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class I
Trading Symbol	APSGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[202],[203]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Prior Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	6/29/2012	1.69%	18.07%	2.50%	11.21%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 2500TM Growth Index[3]		6.54%	35.11%	3.52%	11.69%
Morningstar Mid Cap Growth Category Average[4]		1.83%	20.57%	3.16%	11.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 29, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 232,313,208
Holdings Count | Holding	75
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$232,313,208%
Total number of portfolio holdings	75%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments
Top Industries
Biotechnology	15.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	6.8%
Construction & Engineering	5.9%
Machinery	5.4%
Specialty Retail	5.0%
Banks	4.2%
Capital Markets	4.2%
Building Products	4.2%
Other	28.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments

C000242885 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class C
Trading Symbol	APSLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$102	2.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.05%	[204],[205]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	7/24/2023	0.07%	15.64%	5.05%
Class C Shares - Excluding sales charges		1.06%	16.64%	5.05%
Russell 3000®Index[2]		6.11%	31.01%	19.16%
Russell 2500TM Growth Index[3]		6.54%	35.11%	12.98%
Morningstar Mid Cap Growth Category Average[4]		1.83%	20.57%	12.74%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 232,313,208
Holdings Count | Holding	75
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$232,313,208%
Total number of portfolio holdings	75%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments
Top Industries
Biotechnology	15.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	6.8%
Construction & Engineering	5.9%
Machinery	5.4%
Specialty Retail	5.0%
Banks	4.2%
Capital Markets	4.2%
Building Products	4.2%
Other	28.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments

C000242888 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class A
Trading Symbol	APSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$58	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[206],[207]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	2/12/2018	(4.07)%	11.21%	2.21%	9.35%
Class A Shares - Excluding sales charges		1.51%	17.68%	2.21%	9.35%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.17%
Russell 2500TM Growth Index[3]		6.54%	35.11%	3.52%	10.05%
Morningstar Mid Cap Growth Category Average[4]		1.83%	20.57%	3.16%	10.35%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 232,313,208
Holdings Count | Holding	75
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$232,313,208%
Total number of portfolio holdings	75%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments
Top Industries
Biotechnology	15.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	6.8%
Construction & Engineering	5.9%
Machinery	5.4%
Specialty Retail	5.0%
Banks	4.2%
Capital Markets	4.2%
Building Products	4.2%
Other	28.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments

C000243741 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class A
Trading Symbol	FCGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$56	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[208],[209]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	4/28/2017	(1.21)%	15.92%	8.16%	12.18%
Class A Shares - Excluding sales charges		4.54%	22.67%	8.16%	12.18%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.42%
Morningstar Global Large-Stock Growth Category Average[3]		1.26%	20.81%	5.91%	10.82%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 43,097,274
Holdings Count | Holding	30
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$43,097,274%
Total number of portfolio holdings	30%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments
Top Countries
United States	70.6%
Taiwan	10.7%
Netherlands	5.2%
Switzerland	4.5%
Japan	3.8%
France	2.3%
Spain	1.4%
United Kingdom	1.4%
Other	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments

C000243740 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class C
Trading Symbol	FCGYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$101	2.00%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.00%	[210],[211]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	3.13%	20.56%	12.45%
Class C Shares - Excluding sales charges		4.10%	21.56%	12.45%
MSCI World Index (Net)[2]		6.83%	29.16%	20.82%
Morningstar Global Large-Stock Growth Category Average[3]		1.26%	20.81%	16.29%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 43,097,274
Holdings Count | Holding	30
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$43,097,274%
Total number of portfolio holdings	30%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments
Top Countries
United States	70.6%
Taiwan	10.7%
Netherlands	5.2%
Switzerland	4.5%
Japan	3.8%
France	2.3%
Spain	1.4%
United Kingdom	1.4%
Other	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments

C000243739 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class I
Trading Symbol	FCGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[212],[213]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	4/28/2017	4.67%	22.94%	8.44%	12.47%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.42%
Morningstar Global Large-Stock Growth Category Average[3]		1.26%	20.81%	5.91%	10.82%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 43,097,274
Holdings Count | Holding	30
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$43,097,274%
Total number of portfolio holdings	30%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments
Top Countries
United States	70.6%
Taiwan	10.7%
Netherlands	5.2%
Switzerland	4.5%
Japan	3.8%
France	2.3%
Spain	1.4%
United Kingdom	1.4%
Other	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments

C000243737 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class P
Trading Symbol	FCGPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class P	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[214],[215]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	4.68%	22.99%	13.77%
MSCI World Index (Net)[2]		6.83%	29.16%	20.82%
Morningstar Global Large-Stock Growth Category Average[3]		1.26%	20.81%	16.29%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 43,097,274
Holdings Count | Holding	30
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$43,097,274%
Total number of portfolio holdings	30%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments
Top Countries
United States	70.6%
Taiwan	10.7%
Netherlands	5.2%
Switzerland	4.5%
Japan	3.8%
France	2.3%
Spain	1.4%
United Kingdom	1.4%
Other	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments

C000243738 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class R6
Trading Symbol	FCGMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$43	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[216],[217]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	8/28/2023	4.70%	23.04%	13.76%
MSCI World Index (Net)[2]		6.83%	29.16%	20.82%
Morningstar Global Large-Stock Growth Category Average[3]		1.26%	20.81%	16.29%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 43,097,274
Holdings Count | Holding	30
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$43,097,274%
Total number of portfolio holdings	30%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments
Top Countries
United States	70.6%
Taiwan	10.7%
Netherlands	5.2%
Switzerland	4.5%
Japan	3.8%
France	2.3%
Spain	1.4%
United Kingdom	1.4%
Other	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments

C000243743 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Investor Class
Trading Symbol	FCIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$73	1.47%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%	[218],[219]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Investor Class Shares - Including sales charges	8/28/2023	(4.02)%	1.19%	5.99%
Investor Class Shares - Excluding sales charges		1.03%	6.52%	8.03%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	18.72%
Morningstar Foreign Large Growth Category Average[3]		4.01%	17.19%	13.80%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 500,293,823
Holdings Count | Holding	38
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments

C000243750 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class R6
Trading Symbol	FCIWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[220],[221]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	9/29/2017	1.34%	7.21%	4.94%	8.18%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	7.92%
Morningstar Foreign Large Growth Category Average[3]		4.01%	17.19%	3.62%	6.48%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 500,293,823
Holdings Count | Holding	38
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments

C000243746 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class P
Trading Symbol	FCIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class P	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[222],[223]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	1.34%	7.24%	8.74%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	18.72%
Morningstar Foreign Large Blend Category Average[3]		4.01%	17.19%	13.80%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 500,293,823
Holdings Count | Holding	38
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments

C000243745 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class I
Trading Symbol	FCIUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[224],[225]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	9/29/2017	1.30%	7.19%	4.82%	8.02%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	7.92%
Morningstar Foreign Large Growth Category Average[3]		4.01%	17.19%	3.62%	6.48%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 500,293,823
Holdings Count | Holding	38
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments

C000243744 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class C
Trading Symbol	FCICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$111	2.22%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.22%	[226],[227]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	(0.35)%	4.68%	7.21%
Class C Shares - Excluding sales charges		0.65%	5.68%	7.21%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	18.72%
Morningstar Foreign Large Growth Category Average[3]		4.01%	17.19%	13.80%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 500,293,823
Holdings Count | Holding	38
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments

C000243742 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class A
Trading Symbol	FCIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$57	1.14%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[228],[229]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/29/2017	(4.37)%	0.98%	4.55%	7.77%
Class A Shares - Excluding sales charges		1.19%	6.86%	4.55%	7.77%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	7.92%
Morningstar Foreign Large Growth Category Average[3]		4.01%	17.19%	3.62%	6.48%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 500,293,823
Holdings Count | Holding	38
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments

C000243755 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class A
Trading Symbol	FCUEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$49	0.98%
1.	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[230]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/30/2019	(2.42)%	8.97%	8.60%	13.30%
Class A Shares - Excluding sales charges		3.26%	15.32%	8.60%	13.30%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	15.55%
S&P 500®Index[3]		6.03%	31.05%	13.14%	16.14%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.66%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 422,668,313
Holdings Count | Holding	26
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$422,668,313%
Total number of portfolio holdings	26%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	15.9%
Specialty Retail	12.5%
Interactive Media & Services	11.4%
Semiconductors & Semiconductor Equipment	8.0%
Software	7.4%
Chemicals	7.0%
Broadline Retail	6.2%
Financial Services	5.5%
Machinery	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments

C000243754 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class C
Trading Symbol	FCUCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$93	1.84%
1.	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.84%	[231]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	1.82%	13.33%	9.98%
Class C Shares - Excluding sales charges		2.82%	14.33%	9.98%
Russell 3000®Index[2]		6.11%	31.01%	21.31%
S&P 500®Index[3]		6.03%	31.05%	21.76%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	18.93%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 422,668,313
Holdings Count | Holding	26
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$422,668,313%
Total number of portfolio holdings	26%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	15.9%
Specialty Retail	12.5%
Interactive Media & Services	11.4%
Semiconductors & Semiconductor Equipment	8.0%
Software	7.4%
Chemicals	7.0%
Broadline Retail	6.2%
Financial Services	5.5%
Machinery	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments

C000243752 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class I
Trading Symbol	FCUIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$37	0.73%
1.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[232]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	9/30/2019	3.41%	15.60%	8.85%	13.57%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	15.55%
S&P 500®Index[3]		6.03%	31.05%	13.14%	16.14%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.66%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 422,668,313
Holdings Count | Holding	26
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$422,668,313%
Total number of portfolio holdings	26%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	15.9%
Specialty Retail	12.5%
Interactive Media & Services	11.4%
Semiconductors & Semiconductor Equipment	8.0%
Software	7.4%
Chemicals	7.0%
Broadline Retail	6.2%
Financial Services	5.5%
Machinery	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments

C000243751 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class P
Trading Symbol	FCUPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$31	0.61%
1.	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[233]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	3.44%	15.75%	11.31%
Russell 3000®Index[2]		6.11%	31.01%	21.31%
S&P 500®Index[3]		6.03%	31.05%	21.76%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	18.93%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 422,668,313
Holdings Count | Holding	26
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$422,668,313%
Total number of portfolio holdings	26%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	15.9%
Specialty Retail	12.5%
Interactive Media & Services	11.4%
Semiconductors & Semiconductor Equipment	8.0%
Software	7.4%
Chemicals	7.0%
Broadline Retail	6.2%
Financial Services	5.5%
Machinery	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments

C000243753 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class R6
Trading Symbol	FCUDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$31	0.61%
1.	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[234]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	8/28/2023	3.44%	15.75%	11.31%
Russell 3000®Index[2]		6.11%	31.01%	21.31%
S&P 500®Index[3]		6.03%	31.05%	21.76%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	18.93%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 422,668,313
Holdings Count | Holding	26
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$422,668,313%
Total number of portfolio holdings	26%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	15.9%
Specialty Retail	12.5%
Interactive Media & Services	11.4%
Semiconductors & Semiconductor Equipment	8.0%
Software	7.4%
Chemicals	7.0%
Broadline Retail	6.2%
Financial Services	5.5%
Machinery	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments

C000250182 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class Z
Trading Symbol	AZTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$37	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[235],[236]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	3/13/1986	(1.38)%	3.03%	0.08%	1.30%
Class Z Shares - Excluding sales charges		1.67%	6.22%	0.69%	1.61%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 13, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 132,227,162
Holdings Count | Holding	100
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$132,227,162%
Total number of portfolio holdings	100%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	48.9%
General Obligation	24.8%
Hospital	9.7%
Education	5.6%
Water & Sewer	3.2%
Utility	2.4%
General	2.1%
Transportation	0.1%
Short-Term Investment	1.8%
Other	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments

C000250181 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class I
Trading Symbol	AZTYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[237],[238]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/1/1996	1.76%	6.39%	0.83%	1.76%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 132,227,162
Holdings Count | Holding	100
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$132,227,162%
Total number of portfolio holdings	100%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	48.9%
General Obligation	24.8%
Hospital	9.7%
Education	5.6%
Water & Sewer	3.2%
Utility	2.4%
General	2.1%
Transportation	0.1%
Short-Term Investment	1.8%
Other	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments

C000250180 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class C
Trading Symbol	AZTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$55	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[239],[240]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/1996	0.49%	4.94%	0.02%	0.84%
Class C Shares - Excluding sales charges		1.49%	5.94%	0.02%	0.84%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 132,227,162
Holdings Count | Holding	100
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$132,227,162%
Total number of portfolio holdings	100%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	48.9%
General Obligation	24.8%
Hospital	9.7%
Education	5.6%
Water & Sewer	3.2%
Utility	2.4%
General	2.1%
Transportation	0.1%
Short-Term Investment	1.8%
Other	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments

C000250179 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class A
Trading Symbol	AZTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[241],[242]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	(1.32)%	3.05%	1.79%
Class A Shares - Excluding sales charges		1.74%	6.24%	3.55%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.65%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	3.07%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 132,227,162
Holdings Count | Holding	100
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$132,227,162%
Total number of portfolio holdings	100%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	48.9%
General Obligation	24.8%
Hospital	9.7%
Education	5.6%
Water & Sewer	3.2%
Utility	2.4%
General	2.1%
Transportation	0.1%
Short-Term Investment	1.8%
Other	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments

C000250185 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class A
Trading Symbol	COTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[243],[244]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	(1.45)%	2.80%	1.31%
Class A Shares - Excluding sales charges		1.60%	5.98%	3.05%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.65%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	3.07%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 108,471,479
Holdings Count | Holding	105
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$108,471,479%
Total number of portfolio holdings	105%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	39.4%
General Obligation	22.4%
Certificate of Participation/Lease	10.8%
Transportation	8.7%
Hospital	6.6%
Education	6.4%
Water & Sewer	1.8%
Short-Term Investment	2.2%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments

C000250186 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class C
Trading Symbol	COTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$55	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[245],[246]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/30/1996	0.46%	4.69%	(0.17)%	0.38%
Class C Shares - Excluding sales charges		1.46%	5.69%	(0.17)%	0.38%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 30, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 108,471,479
Holdings Count | Holding	105
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$108,471,479%
Total number of portfolio holdings	105%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	39.4%
General Obligation	22.4%
Certificate of Participation/Lease	10.8%
Transportation	8.7%
Hospital	6.6%
Education	6.4%
Water & Sewer	1.8%
Short-Term Investment	2.2%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments

C000250183 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class I
Trading Symbol	COTYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[247],[248]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/30/1996	1.73%	6.24%	0.69%	1.31%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 30, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 108,471,479
Holdings Count | Holding	105
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$108,471,479%
Total number of portfolio holdings	105%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	39.4%
General Obligation	22.4%
Certificate of Participation/Lease	10.8%
Transportation	8.7%
Hospital	6.6%
Education	6.4%
Water & Sewer	1.8%
Short-Term Investment	2.2%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments

C000250184 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class Z
Trading Symbol	COTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$34	0.68%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[249],[250]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	5/21/1987	(1.38)%	2.95%	0.00%	0.94%
Class Z Shares - Excluding sales charges		1.67%	6.13%	0.61%	1.24%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1987
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 108,471,479
Holdings Count | Holding	105
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$108,471,479%
Total number of portfolio holdings	105%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	39.4%
General Obligation	22.4%
Certificate of Participation/Lease	10.8%
Transportation	8.7%
Hospital	6.6%
Education	6.4%
Water & Sewer	1.8%
Short-Term Investment	2.2%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments

C000250189 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class Z
Trading Symbol	ORTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$36	0.71%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[251],[252]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	6/1/1986	(1.60)%	2.72%	(0.20)%	0.88%
Class Z Shares - Excluding sales charges		1.44%	5.89%	0.41%	1.18%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 270,354,882
Holdings Count | Holding	155
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$270,354,882%
Total number of portfolio holdings	155%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	45.9%
Other Revenue	27.6%
Hospital	10.4%
Transportation	6.6%
Water & Sewer	5.4%
General	1.5%
Education	0.4%
Short-Term Investment	0.5%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments

C000250188 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class I
Trading Symbol	ORTYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[253],[254]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/5/1996	1.62%	6.17%	0.58%	1.35%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 05, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 270,354,882
Holdings Count | Holding	155
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$270,354,882%
Total number of portfolio holdings	155%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	45.9%
Other Revenue	27.6%
Hospital	10.4%
Transportation	6.6%
Water & Sewer	5.4%
General	1.5%
Education	0.4%
Short-Term Investment	0.5%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments

C000250187 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class C
Trading Symbol	ORTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$55	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[255],[256]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/5/1996	0.35%	4.59%	(0.26)%	0.42%
Class C Shares - Excluding sales charges		1.35%	5.59%	(0.26)%	0.42%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 05, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 270,354,882
Holdings Count | Holding	155
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$270,354,882%
Total number of portfolio holdings	155%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	45.9%
Other Revenue	27.6%
Hospital	10.4%
Transportation	6.6%
Water & Sewer	5.4%
General	1.5%
Education	0.4%
Short-Term Investment	0.5%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments

C000250190 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class A
Trading Symbol	ORTBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[257],[258]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	(1.55)%	2.72%	1.13%
Class A Shares - Excluding sales charges		1.50%	5.89%	2.88%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.65%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	3.07%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 270,354,882
Holdings Count | Holding	155
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$270,354,882%
Total number of portfolio holdings	155%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	45.9%
Other Revenue	27.6%
Hospital	10.4%
Transportation	6.6%
Water & Sewer	5.4%
General	1.5%
Education	0.4%
Short-Term Investment	0.5%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments

C000250194 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class A
Trading Symbol	UTAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[259],[260]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	(1.05)%	3.55%	2.05%
Class A Shares - Excluding sales charges		2.01%	6.76%	3.81%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.65%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	3.07%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 200,101,595
Holdings Count | Holding	161
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$200,101,595%
Total number of portfolio holdings	161%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	42.1%
Education	13.3%
Transportation	11.7%
General	7.2%
General Obligation	6.9%
Utilities	4.7%
Water & Sewer	4.7%
Hospital	4.6%
Housing	3.3%
Short-Term Investment	1.2%
Other	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments

C000250191 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class C
Trading Symbol	UTACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$55	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[261],[262]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/21/1996	0.75%	5.33%	0.06%	0.89%
Class C Shares - Excluding sales charges		1.75%	6.33%	0.06%	0.89%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 200,101,595
Holdings Count | Holding	161
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$200,101,595%
Total number of portfolio holdings	161%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	42.1%
Education	13.3%
Transportation	11.7%
General	7.2%
General Obligation	6.9%
Utilities	4.7%
Water & Sewer	4.7%
Hospital	4.6%
Housing	3.3%
Short-Term Investment	1.2%
Other	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments

C000250192 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class I
Trading Symbol	UTAYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[263],[264]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/21/1996	2.13%	7.00%	0.93%	1.82%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 200,101,595
Holdings Count | Holding	161
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$200,101,595%
Total number of portfolio holdings	161%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	42.1%
Education	13.3%
Transportation	11.7%
General	7.2%
General Obligation	6.9%
Utilities	4.7%
Water & Sewer	4.7%
Hospital	4.6%
Housing	3.3%
Short-Term Investment	1.2%
Other	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments

C000250193 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class Z
Trading Symbol	UTAHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$40	0.80%
1.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[265]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	7/24/1992	(1.15)%	3.45%	0.08%	1.30%
Class Z Shares - Excluding sales charges		1.91%	6.65%	0.69%	1.60%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 1992
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 200,101,595
Holdings Count | Holding	161
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$200,101,595%
Total number of portfolio holdings	161%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	42.1%
Education	13.3%
Transportation	11.7%
General	7.2%
General Obligation	6.9%
Utilities	4.7%
Water & Sewer	4.7%
Hospital	4.6%
Housing	3.3%
Short-Term Investment	1.2%
Other	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments

[1]	Annualized.
[2]	Annualized.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Annualized.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Annualized.
[10]	Annualized.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Annualized.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Annualized.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Annualized.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Annualized.
[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[28]	Annualized.
[29]	Annualized.
[30]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[31]	Annualized.
[32]	Annualized.
[33]	Less than 0.5%.
[34]	Annualized.
[35]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[36]	Less than 0.5%.
[37]	Annualized.
[38]	Less than 0.5%.
[39]	Annualized.
[40]	Less than 0.5%.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Annualized.
[48]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[49]	Annualized.
[50]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[51]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[52]	Annualized.
[53]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[54]	Annualized.
[55]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[56]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[57]	Annualized.
[58]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[59]	Annualized.
[60]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[61]	Annualized.
[62]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[63]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[64]	Annualized.
[65]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[66]	Annualized.
[67]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[68]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[69]	Annualized.
[70]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[71]	Annualized.
[72]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[73]	Annualized.
[74]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[75]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[76]	Annualized.
[77]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[78]	Annualized.
[79]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[80]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[81]	Annualized.
[82]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[83]	Annualized.
[84]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[85]	Annualized.
[86]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[87]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[88]	Annualized.
[89]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[90]	Annualized.
[91]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[92]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[93]	Annualized.
[94]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[95]	Annualized.
[96]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[97]	Annualized.
[98]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[99]	Annualized.
[100]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[101]	Annualized.
[102]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[103]	Annualized.
[104]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[105]	Annualized.
[106]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[107]	Annualized.
[108]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[109]	Annualized.
[110]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[111]	Annualized.
[112]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[113]	Annualized.
[114]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[115]	Annualized.
[116]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[117]	Annualized.
[118]	Annualized.
[119]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[120]	Annualized.
[121]	Annualized.
[122]	Annualized.
[123]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[124]	Annualized.
[125]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[126]	Annualized.
[127]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[128]	Annualized.
[129]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[130]	Annualized.
[131]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[132]	Annualized.
[133]	Annualized.
[134]	Annualized.
[135]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[136]	Annualized.
[137]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[138]	Annualized.
[139]	Annualized.
[140]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[141]	Annualized.
[142]	Annualized.
[143]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[144]	Annualized.
[145]	Annualized.
[146]	Annualized.
[147]	Annualized.
[148]	Annualized.
[149]	Annualized.
[150]	Annualized.
[151]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[152]	Annualized.
[153]	Annualized.
[154]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[155]	Annualized.
[156]	Annualized.
[157]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[158]	Annualized.
[159]	Annualized.
[160]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[161]	Annualized.
[162]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[163]	Annualized.
[164]	Annualized.
[165]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[166]	Annualized.
[167]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[168]	Annualized.
[169]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[170]	Annualized.
[171]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[172]	Annualized.
[173]	Annualized.
[174]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[175]	Annualized.
[176]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[177]	Annualized.
[178]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[179]	Annualized.
[180]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[181]	Annualized.
[182]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[183]	Annualized.
[184]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[185]	Annualized.
[186]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[187]	Annualized.
[188]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[189]	Annualized.
[190]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[191]	Annualized.
[192]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[193]	Annualized.
[194]	Annualized.
[195]	Annualized.
[196]	Annualized.
[197]	Annualized.
[198]	Annualized.
[199]	Annualized.
[200]	Annualized.
[201]	Annualized.
[202]	Annualized.
[203]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[204]	Annualized.
[205]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[206]	Annualized.
[207]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[208]	Annualized.
[209]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[210]	Annualized.
[211]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[212]	Annualized.
[213]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[214]	Annualized.
[215]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[216]	Annualized.
[217]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[218]	Annualized.
[219]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[220]	Annualized.
[221]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[222]	Annualized.
[223]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[224]	Annualized.
[225]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[226]	Annualized.
[227]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[228]	Annualized.
[229]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[230]	Annualized.
[231]	Annualized.
[232]	Annualized.
[233]	Annualized.
[234]	Annualized.
[235]	Annualized.
[236]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[237]	Annualized.
[238]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[239]	Annualized.
[240]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[241]	Annualized.
[242]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[243]	Annualized.
[244]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[245]	Annualized.
[246]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[247]	Annualized.
[248]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[249]	Annualized.
[250]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[251]	Annualized.
[252]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[253]	Annualized.
[254]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[255]	Annualized.
[256]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[257]	Annualized.
[258]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[259]	Annualized.
[260]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[261]	Annualized.
[262]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[263]	Annualized.
[264]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[265]	Annualized.